Dreyfus Unconstrained Bond Fund

Incorporated herein by reference is a definitive version of the above-referenced fund's supplement filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 26, 2018 (SEC Accession No. 0000819940-18-000040).